UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York AMT-Free Municipal Income Fund (NRK)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.8% (100.0% of Total Investments)

	Consumer Staples – 4.4% (3.0% of Total Investments)
$ 8,500	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds,	9/15 at 100.00	BB+	$ 7,869,895
	Series 2005A, 5.000%, 6/01/45
11,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/16 at 100.00	B	9,715,714
	Series 2006A-3, 5.000%, 6/01/35
525	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/15 at 100.00	A1	525,688
	5.250%, 6/01/25
660	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/15 at 100.00	A1	659,980
	5.750%, 6/01/33
41,120	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B	35,318,379
62,155	Total Consumer Staples			54,089,656
	Education and Civic Organizations – 26.0% (17.6% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	2,237,281
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	5,905,068
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	264,573
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,759,145
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project,	No Opt. Call	A	3,923,314
	Series 2014, 5.000%, 7/01/44
790	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/16 at 100.00	N/R	793,176
	St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,868,310
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	4,983,000
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	5,443,042
	Series 2013A, 5.000%, 7/01/44
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/25 at 100.00	A–	1,837,166
	Series 2015A, 5.000%, 7/01/37
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	4,835,231
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	6,782,100
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and
	University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,858,993
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,399,545
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,083,614
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,779,073
	Facilities, Series 2009A, 5.000%, 7/01/39
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,241,435
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,156,838
	Facilities, Series 2012A, 5.000%, 7/01/37
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	16,911,016
	Facilities, Series 2013A, 5.000%, 7/01/27
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
3,095	5.000%, 7/01/31	No Opt. Call	Aa3	3,543,001
3,465	5.000%, 7/01/33	No Opt. Call	Aa3	3,931,770
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	436,772
1,320	5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	1,404,216
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	A3	1,151,691
	5.000%, 7/01/21 – NPFG Insured
9,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	10,288,301
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,181,000
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,842,794
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2	3,278,040
	5.000%, 7/01/38 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,074,890
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	987,805
	2010, 5.250%, 7/01/30
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,718,585
	1998A, 6.000%, 7/01/18 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,308,100
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,339,178
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	14,959,890
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	No Opt. Call	AA–	10,298,610
8,955	5.000%, 7/01/45	7/25 at 100.00	AA–	9,988,317
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,165,260
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,685,250
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	13,014,248
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	877,088
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,627,815
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,901,150
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,343,160
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,	No Opt. Call	AA–	1,401,863
	Refunding Series 2009A, 5.125%, 7/01/39
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,083,570
	Project, Series 2013A, 5.000%, 7/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A	1,972,407
1,785	5.000%, 9/01/43	9/23 at 100.00	A	1,959,109
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher	6/24 at 100.00	BBB+	1,539,650
	College, Series 2014A, 5.500%, 6/01/39
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	347,428
350	5.000%, 7/01/45	7/25 at 100.00	BBB	372,089
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,135,970
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,144,010
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	6,984,489
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	5,111,800
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,045,965
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	14,785,795
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,597,340
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,380,965
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	32,869,475
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,434,129
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,735,342
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	635,916
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,047,660
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,516,164
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,108,580
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,546,431
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,094,230
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,373,480
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	4,067,447
	Series 2010A, 5.125%, 9/01/40
325,645	Total Education and Civic Organizations			321,700,155
	Financials – 1.5% (1.0% of Total Investments)
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,866,326
	Series 2005, 5.250%, 10/01/35
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	16,440,407
	Series 2007, 5.500%, 10/01/37
15,450	Total Financials			18,306,733
	Health Care – 8.8% (6.0% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital	7/24 at 100.00	A–	1,401,438
	Project, Series 2014, 5.000%, 7/01/27
2,490	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,944,500
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
7,615	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA	8,204,401
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore
	Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	9/15 at 100.00	AA–	9,365,361
425	5.000%, 8/01/33 – FGIC Insured	9/15 at 100.00	AA–	426,500
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	9/15 at 100.00	AA–	8,066,095
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
3,880	6.000%, 12/01/15	No Opt. Call	Ba1	3,956,785
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,615,346
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	6,132,696
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,460,034
14,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	16,160,005
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA	4,161,677
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	3,731,875
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	4,317,360
	Obligated Group, Series 2011A, 5.000%, 5/01/41
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	1,011,510
	Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	2,210,231
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	4,113,525
	Hospital Project, Series 2013A, 5.000%, 12/01/42
6,540	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	7,107,541
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	Baa1	5,641,658
	2010-C2, 6.125%, 11/01/37
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/16 at 100.00	B+	5,749,930
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/15 at 100.00	B+	2,038,521
	Series 2001B, 7.125%, 7/01/31
101,755	Total Health Care			108,816,989
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA	1,073,610
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA	1,070,520
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	1,077,398
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	464,535
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
5	6.100%, 11/01/15 – AGM Insured	9/15 at 100.00	AA	5,025
295	6.125%, 11/01/20 – AGM Insured	11/15 at 100.00	AA	295,773
3,790	Total Housing/Multifamily			3,986,861
	Industrials – 3.1% (2.1% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	38,339,564
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Long-Term Care – 0.8% (0.5% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	864,704
	Westchester Project, Series 2006, 5.200%, 2/15/41
7,310	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	7,410,805
	Project, Series 2006A, 6.000%, 11/15/36
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,327,447
	Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40
9,335	Total Long-Term Care			9,602,956
	Tax Obligation/General – 8.0% (5.4% of Total Investments)
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA	1,106,320
	10/01/29 – AGC Insured
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AA–	219,805
	NPFG Insured
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,356,360
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	6,881,161
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,125,280
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,763,440
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	9,822,817
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,133,620
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,256,300
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,687,700
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,832,854
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,457,706
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,121,510
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,376,673
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,122,560
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,693,413
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	7/15 at 100.00	AA	5,022
5	5.000%, 8/01/16 – FGIC Insured	9/15 at 100.00	AA	5,020
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 –	9/15 at 100.00	AA	5,020
	AGM Insured
715	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	No Opt. Call	AA	718,003
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,179,384
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,242,592
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	3,796,976
	5.000%, 4/01/28
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA	997,613
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	1,049,030
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,097,760
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,142,966
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,188,912
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	953,687
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	862,030
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	871,872
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	871,730
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	879,891
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	882,307
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	889,863
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	887,552
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,272,118
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,638,922
	Series 2005, 5.000%, 10/01/16 – AGM Insured
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA–	7,665,922
	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,650	5.000%, 8/01/19	8/15 at 100.00	A3	1,656,600
1,735	5.000%, 8/01/20	8/15 at 100.00	A3	1,741,819
87,907	Total Tax Obligation/General			98,460,130
	Tax Obligation/Limited – 49.5% (33.5% of Total Investments)
1,225	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	1/16 at 100.00	N/R	1,230,427
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
90	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	9/15 at 100.00	N/R	90,381
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
680	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	1/16 at 100.00	N/R	683,148
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
6,435	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	1/16 at 100.00	AA–	6,463,507
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AA	1,106,850
	County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 –
	AGC Insured
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	9/15 at 100.00	AA	10,882,818
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,146,830
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	4,189,920
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa2	1,125,790
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
2,610	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA	2,826,421
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	9/15 at 100.00	AA	6,460,418
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,122,012
25,100	5.000%, 3/15/41	3/21 at 100.00	AAA	27,927,515
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	8,448,450
10,000	5.000%, 2/15/40	No Opt. Call	AAA	11,050,800
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2014A:
2,500	5.000%, 2/15/26	2/24 at 100.00	AAA	2,951,325
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,748,650
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,440,200
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	7,723,870
	Purpose Series 2014C. Group C, 5.000%, 3/15/44
1,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/25 at 100.00	AAA	1,732,530
	Purpose Series 2015A, 5.000%, 3/15/31
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	31,415,404
	5.000%, 3/15/43
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	3/24 at 100.00	AAA	3,438,120
	5.000%, 3/15/34
8,100	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds,	5/23 at 100.00	AA	9,298,719
	Buffalo City School District, Series 2013A, 5.000%, 5/01/28
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA	11,212,121
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	26,117,402
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,526,800
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	1,979,260
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	54,160,730
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,420,374
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,137,930
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA	10,241,370
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	AA	4,185,678
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/16 at 100.00	A–	562,850
	5.500%, 1/01/34
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	11,041,344
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal
	Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,143,742
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	5,945,366
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	12,292,830
	Series 2015S-2, 5.000%, 7/15/40
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	9/15 at 100.00	AAA	5,021
	Series 2002B, 5.250%, 5/01/16 – NPFG Insured
1,470	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,567,520
	Series 2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,942,245
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	26,801,180
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	36,308,350
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	5,822,619
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	15,103,268
	Fiscal 2014 Series D-1, 5.000%, 2/01/37
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2015 Series B-1:
10,000	5.000%, 8/01/33	8/24 at 100.00	AAA	11,388,100
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,473,058
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,790,400
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,132,090
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	9,582,408
	Subordinate Series 2011-D1, 5.000%, 2/01/35
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	22,288,886
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,751,960
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
2,890	13.719%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	3,036,234
12,940	13.705%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	13,557,109
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
28,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA+	34,146,263
5,725	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	5,793,643
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,845,504
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,243,441
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA	9,576,616
	Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General	3/23 at 100.00	AAA	13,670,965
	Purpose Series 2013C, 5.000%, 3/15/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,886,280
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,166,850
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,400,100
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,604,114
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	24,666,687
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	CCC–	9,141,173
10,000	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue	10/24 at 100.00	AAA	11,708,200
	Bonds, Fiscal 2015 Series A, 5.000%, 10/15/31
825	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/15 at 100.00	A3	827,986
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
857,210	Total Tax Obligation/Limited			610,700,172
	Transportation – 15.1% (10.2% of Total Investments)
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	AA–	15,939,828
	Series 2012F, 5.000%, 11/15/30
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	AA–	9,490,008
	5.250%, 11/15/36
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	29,994,946
	5.250%, 11/15/40
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	AA–	6,874,636
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	AA–	536,165
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	AA–	2,202,252
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	15,827,000
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	2,005,394
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	11,011,700
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	10,688,078
	5.250%, 11/15/35
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	8,865,333
	Center Project, Series 2011, 5.000%, 11/15/44
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	AA–	3,698,248
	1/01/25 – FGIC Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,405,424
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,510,979
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,138,610
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	5,860,771
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	10,967,059
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Ninth Series 2015:
3,375	5.000%, 5/01/30	5/25 at 100.00	AA–	3,936,735
6,535	5.000%, 5/01/31	5/25 at 100.00	AA–	7,592,494
3,595	5.000%, 5/01/35	5/25 at 100.00	AA–	4,107,863
10,780	5.000%, 5/01/45	5/25 at 100.00	AA–	12,086,752
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	No Opt. Call	AA	5,513,319
	Eighth Series 2008, Trust 2920, 18.022%, 3/16/17 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,234,080
	Ninth Series 2013, 5.000%, 12/01/43
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB	2,557,550
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	6,596,057
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
165,525	Total Transportation			186,641,281
	U.S. Guaranteed – 9.5% (6.4% of Total Investments) (5)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A3 (5)	6,571,253
	6.125%, 11/15/30 (Pre-refunded 11/15/20)
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A3 (5)	6,529,212
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A3 (5)	4,638,325
	2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	A3 (5)	1,100,120
	2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
950	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (5)	955,482
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	AA– (5)	10,238,292
	Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk
	County Issue, Series 1986:
425	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	439,216
130	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	134,349
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2 (5)	10,444,900
	Facilities, Series 2006A, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,595	5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	1,730,671
5,205	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	5,647,737
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (5)	3,702,611
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	AA– (5)	3,036,210
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 (Pre-refunded 10/01/15) –
	NPFG Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (Pre-refunded 5/01/17) (UB)	5/17 at 100.00	AA (5)	6,536,678
21,030	5.750%, 5/01/28 – AGM Insured (Pre-refunded 5/01/17) (UB)	5/17 at 100.00	AA (5)	22,987,683
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District Project, Series 2008A:
1,770	5.750%, 5/01/27 – AGM Insured (Pre-refunded 5/01/18) (UB)	5/18 at 100.00	AA (5)	4,010,608
2,550	5.750%, 5/01/28 – AGM Insured (Pre-refunded 5/01/18) (UB)	5/18 at 100.00	AA (5)	5,664,701
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded	12/15 at 100.00	AA– (5)	2,040,020
	12/01/15) – NPFG Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,151,589
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	11,126,060
35	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16	8/15 at 100.00	AA (5)	35,143
	(Pre-refunded 8/01/15) – AGM Insured
2,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (5)	2,514,163
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
875	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (5)	885,561
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
	Yonkers, New York, General Obligation Bonds, Series 2005B:
540	5.000%, 8/01/19 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	542,219
570	5.000%, 8/01/20 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	572,343
108,565	Total U.S. Guaranteed			117,235,146
	Utilities – 13.5% (9.2% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,730,844
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,292,650
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,113,552
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,223,200
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	5,984,720
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	14,285,000
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	6,816,200
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	9,796,350
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	6,258,800
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	22,636,837
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	27,972,682
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,843,143
	5.000%, 12/01/35 – CIFG Insured
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	2,803,571
	5.000%, 9/01/44
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+	3,797,298
	5/01/33 – BHAC Insured
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,422,800
	5.000%, 5/01/38
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	6,583,720
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa1	2,682,852
	11/15/19 – FGIC Insured
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,955,970
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,119,047
180,915	Total Utilities			167,319,236
	Water and Sewer – 7.3% (4.9% of Total Investments)
5,000	New York City Municipal Water Finance Authority Water and Sewer Second General Resolution	6/25 at 100.00	AA+	5,601,400
	Revenue Bonds Fiscal 2015 Series HH, 5.000%, 6/15/39
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,686,888
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,334,350
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	12,851,563
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB) (4)
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	4,566,009
	General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	11,271,800
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,334,853
	Master Financing, Series 2010C, 5.000%, 10/15/35
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	3,408,585
	Master Financing, Series 2012B, 5.000%, 2/15/42
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/24 at 100.00	AAA	3,019,142
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	3,582,689
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36 (WI/DD, Settling 7/02/15)
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds,	5/24 at 100.00	AAA	25,048,725
	Master Financing Program, Green Bonds Series 2014B, 5.000%, 5/15/44
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,794,838
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA–	1,466,020
1,950	5.000%, 4/01/45	4/25 at 100.00	AA–	2,144,102
82,085	Total Water and Sewer			90,110,964
$ 2,038,367	Total Long-Term Investments (cost $1,724,937,753)			1,825,309,843
	Floating Rate Obligations – (3.1)%			(38,645,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (6.4)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.6)% (7)			(488,800,000)
	Other Assets Less Liabilities – 1.3%			16,139,262
	Net Assets Applicable to Common Shares – 100%			$ 1,235,004,105

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,825,309,843	$ —	$1,825,309,843

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $1,690,993,023.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$123,962,894
Depreciation	(34,626,115)
Net unrealized appreciation (depreciation) of investments	$ 89,336,779

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 4.3%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015